Document and Entity Information	Dec. 19, 2019
Cover [Abstract]
Entity Tax Identification Number	00-0000000
City Area Code	(866)
Amendment Flag	false
Entity Central Index Key	0001701040
Document Type	8-K
Document Period End Date	Dec. 19, 2019
Entity Registrant Name	CISION LTD.
Entity Incorporation State Country Code	E9
Entity File Number	000-38140
Entity Address, Address Line One	130 East Randolph Street
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
Local Phone Number	639-5087
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Ordinary shares, par value $0.0001 per share
Trading Symbol	CISN
Security Exchange Name	NYSE